Document and Entity Information	May 19, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001286225
Document Type	8-K
Document Period End Date	May 19, 2020
Entity Registrant Name	RealPage, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34846
Entity Tax Identification Number	75-2788861
Entity Address, Address Line One	2201 Lakeside Blvd.
Entity Address, City or Town	Richardson
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75082
City Area Code	(972)
Local Phone Number	820-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	RP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false